Business Combination (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Ordinary Shares Outstanding

The following table presents the total Apollomics ordinary shares outstanding immediately after the closing of the Business Combination:

Number of Shares
Exchange of Maxpro Class A Common Stock for post-closing Apollomics Class A Ordinary Shares	490,025
Exchange of Maxpro Class B Common Stock for post-closing Apollomics Class A Ordinary Shares	2,587,500
Exchange of Maxpro Class A Common Stock subject to possible redemption that was not redeemed for post-closing Apollomics Class A Ordinary Shares	79,940
Issuance of post-closing Apollomics Class A Ordinary Shares to Maxpro Sponsor in connection with conversion of a convertible promissory note	155,250
Subtotal - Business Combination, net of redemptions	3,312,715
Issuance of post-closing Apollomics Class B Ordinary Shares to PIPE Investors	230,000
Conversion of pre-closing Apollomics convertible preferred shares (converted into pre-closing Apollomics Ordinary Shares prior to the Business Combination) into Post-Closing Apollomics Ordinary Shares	54,420,956
Issuance of Post-Closing Apollomics Ordinary Shares in connection with the Business Combination due to exercise of pre-closing Apollomics share options prior to the Business Combination	31,240
Total - Post-Closing Apollomics Ordinary Shares outstanding as a result of Business Combination, PIPE Financing, conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares, and issuance of shares upon Closing due to pre-Closing exercise of share options (note i)	57,994,911

Note i: In addition to the 57,994,911 shares specified above, the following shares were included in the total 89,495,790 Post-Closing Apollomics Ordinary Shares outstanding as of December 31, 2023 on the consolidated statement of changes in shareholders’ deficit: (1) 28,800,926 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exchange of all Pre-Closing Apollomics Ordinary Shares outstanding as of December 31, 2022 at the Exchange Ratio, (2) 2,668,750 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the conversion of Post-Closing Apollomics Series A Preferred Shares into Post-Closing Apollomics Class A Ordinary Shares in May 2023 at a conversion ratio of 1 to 1.25, and (3) 16,202 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exercise of share options in April 2023, and 15,000 Ordinary Shares as a result of the exercise of share options in November 2023.

Schedule of Identifiable Net Assets Acquired	The amount of Maxpro’s identifiable net assets acquired at Closing were as follows:

Fair Value (in thousands)
Cash and cash equivalents	$954
Notes payable – sponsor	(1,999)
Accrued liabilities	(1,056)
Deferred underwriting compensation	(3,623)
Total Maxpro identifiable net liabilities at fair value	$(5,724)

Schedule of IFRS 2 Listing Expense

The net assets of Maxpro are stated at fair value with no goodwill or other intangible assets recorded. The IFRS 2 listing expense was calculated as follows:

	Per Share Value	Shares	Fair Value
	(at March 29, 2023)	(in thousands)	(in thousands)
Maxpro public stockholders	$10.81	10,350	$111,884
Sponsor parties	10.81	3,207	34,668
Underwriter shares	10.81	26	281
Maxpro private warrants	0.12	619	74
Maxpro public warrants	0.12	10,350	1,242
Redemptions of Maxpro Class A Common Stock	10.55	(10,270)	(108,349)
		14,282	39,800
Net liabilities of Maxpro			(5,724)
IFRS 2 Listing Expense			$45,524